Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investments in Associates and Joint Ventures
16	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

At December 31 this account comprises:

	2017	2018
Associates	250,053	250,282
Joint ventures	18,618	7,483

	268,671	257,765

The amounts recognized in the income statement are as follows:

	2017	2018
Associates	(5,566)	(5,308)
Joint ventures	6,039	1,599

	473	(3,709)

a)	Investment in associates

Set out in the table below are the associates of the Group at December 31, 2017, and 2018. The associates listed below have share capital solely consisting of common shares, which are held directly by the Group. None of the associates are listed companies; therefore, there is no quoted market price available for their shares.

				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2017	2018	2017	2018
		%	%
Gasoducto Sur Peruano S.A.	Common	21.49	21.49	218,276	218,276
Concesionaria Chavimochic S.A.C.	Common	26.50	26.50	22,091	20,524
Betchel Vial y Vives Servicios Complementarios Ltda.	Common	40.00	40.00	102	94
Others				9,584	11,388

				250,053	250,282

The most significant associates are described as follows:

i)	Gasoducto Sur Peruano S.A.

In November 2015, the group acquired a 20% interest in Gasoducto Sur Peruano (hereafter “GSP”) and obtained a 29% interest in Consorcio Constructor Ductos del Sur (CCDS) through its subsidiary GyM S.A. GSP signed on July 22, 2014, a concession contract with the Peruvian Government (Grantor) to build, operate and maintain the pipelines transportation system of natural gas to meet the demand of cities in the Peruvian southern region. Additionally, GSP signed an engineering, procurement, and construction (EPC) contract with CCDS. The Group made an investment of US$242.5 million (S/819 million) and was required to assume 20% of the performance guarantee established in the concession contract for US$262.5 million (equivalent to S/887 million) and 21.49% of the guarantee for a bridge loan obtained by GSP of US$600 million (equivalent to S/2,027 million).

Early termination of the Concession Agreement

On January 24, 2017 the Ministry of Energy and Mining (MEM) notified the early termination of the Concession Contract based on the provisions of clause 6.7 of the concession agreement “Improvements to the country’s energy security and development of the South Peru Gas Pipeline”, as GSP failed to certify the financial closing within the established contractual deadline and proceeded to the immediate execution of the performance guarantee. This situation generated the execution of the collaterals offered by the Group for US$52.5 million (S/177.4 million nominal value) and US$129 million (S/435.9 million nominal value) for the corporate guarantee of the bridge loan granted to GSP. Under the concession agreement, guarantees were paid on behalf of GSP, therefore the Company recognized a right to collect of US$181.5 million (S/613.3 million nominal value) and it was recorded in 2016 as accounts receivable from related parties. (Note 13)

On October 11, 2017, the delivery of the assets of GSP was formalized by agreement with MEM. As stated in the agreement, in December 2017, GSP substantially finalized the process of delivery of the concession’s assets to the administrator designated by the MEM for its custody and conservation. The assets include all the works, equipment and facilities provided for the execution of the project, as well as the engineering studies that were prepared by the concessionaire.

After the termination of the contract, the Peruvian Government had the obligation to apply Clause 20 of the contract, having to appoint a recognized international audit firm to calculate the Net Book Value (“VCN” for its Spanish definition “Valor Contable Neto”) of the concession assets and the subsequent call for up to three public auctions, being the base amount for the first of them 100% of the VCN, guaranteeing in any case that after the third auction, in case the concession has not been awarded, the payment to GSP would be at least 72.25% of the VCN. Having elapsed more than a year since the termination of the contract, the Peruvian Government has not taken any action to calculate the VCN or call for auctions. In the opinion of the external and internal legal advisors, since the previous procedure had not been completed within the established deadlines, the Peruvian Government would be obliged to pay GSP 100% of the VCN. Regarding the amount of the VCN, there is a previous calculation commissioned by GSP and reviewed by an independent audit firm as of December 31, 2016, determining a VCN of US$2,602 million.

As of December 4, 2017, GSP entered into a bankruptcy proceeding that will be carried out by the National Institute for the Defense of Competition and Intellectual Protection of Peru (hereinafter, INDECOPI). The Group registered a claim for accounts receivable for US$0.4 million (S/1.4 million) and the fiduciary as administrator of the accounts receivable for US$169.3 million (S/572.1 million). The process is in the debt recognition stage to determine the Creditors’ Meeting.

The fair value of the investment in GSP is based on the amount of the VCN, taking into consideration the payments anticipated in the insolvency proceedings, the subordination contracts and the loan cession agreements between the Group and GSP partners. Based on management’s estimate of such payments, an impairment of the investment was determined for US$175.5 million (S/593.0 million). In addition, according to the conclusions of internal and external legal advisors, international arbitration will be required to receive the payment from the Government. The estimated time frame for international arbitration is five years. Therefore, management has applied a discount in 2016 to the long-term account receivable from GSP of US$22.8 million (S/77 million). These two effects amounted US$199.3 million (S/670 million) before taxes recorded in the income statement for the year ended December 31, 2016.

In addition, on December 31, 2016, the Group evaluated the impairment of the assets of CCDS. As a result, a net loss before taxes of S/15.2 million was determined (Note 5.1-f).

In the opinion of our internal and external legal advisors, the obligation of the Peruvian Government to GSP equivalent to the VCN of the concession’s assets is not within the scope of the retention provided for in Law 30737 since this payment does not include a net profit margin, nor does it correspond to the sale of assets.

On December 21, 2018, Graña y Montero S.A.A. submitted to the Peruvian Government a request for direct negotiations towards the payment of the VCN in favor of GSP. This request is based on the right that any creditor has to initiate the actions that its debtor does not take in order to collect a credit that would allow it to pay its debt, by virtue of article 1219 of the Peruvian Civil Code. After the term of six months since the beginning of direct negotiations, Graña y Montero S.A.A. under the same title may demand the payment from the Peruvian Government through arbitration to the CIADI (Centro Internacional de Arreglo de Diferencias Relativas a Inversiones).

ii)	Concesionaria Chavimochic S.A.C.

The entity was awarded the implementation of the Chavimochic irrigation project, including a) design and construction of the work required for the third-phase of the Chavimochic irrigation project in the province of La Libertad; b) operation and maintenance of works; and c) water supply to the Project users. Construction activities started in 2015; the effective concession period is 25 years, and the total investment amounts US$647 million.

The civil works of the third stage of the Chavimochic Irrigation Project were structured in two phases. To date, the works of the first phase (Palo Redondo Dam) are 70% complete. However, at the beginning of 2017, the procedure for early termination of the Concession Contract was initiated due to the breach of contract by the Grantor, and all activities were suspended in December 2017. Not having reached an agreement, the arbitration process was initiated before the CNUDI, and the Arbitral Tribunal was installed.

Moreover, during 2018, the Grantor initiated the procedure of negotiation and commencement of the modification of the Concession Contract, in order to determine a mechanism that would allow restarting the execution of the project, without satisfactory resolution to date.

The following table shows the financial information of the principal associates:

Summarized financial information for associates –

	Gasoducto Sur Peruano S.A.	Concesionaria Chavimochic S.A.C.
	At December, 31	At December, 31
Entity	2017	2017	2018
	Liquidation Base
Current
Assets	6,813,938	73,004	66,052
Liabilities	(5,028,381)	(1,111)	(2,183)

Non-current
Assets	—	11,809	13,580
Liabilities	—	(342)	—

Net assets	1,785,557	83,360	77,449

Entity	Gasoducto Sur Peruano S.A.	Concesionaria Chavimochic S.A.C.
	2017	2017	2018
Revenues		—	—
Loss from continuing operations		(43,340)	(8,455)
Income tax	—	3,185	2,543

Loss from continuing operations after income tax	—	(40,155)	(5,912)

Other comprehensive loss	—	—	—

Total comprehensive loss	—	(40,155)	(5,912)

The movement of the investments in associates is as follows:

	2016	2017	2018
Opening balance	490,702	286,403	250,053
Contributions received	390,506	2,116	5,616
Impairment of GSP	(593,101)	—	—
Dividends received	(10,149)	(259)	—
Equity interest in results	8,304	(5,566)	(5,308)
Decrease in capital	(166)	(111)	(30)
Disposal of Investment	—	(32,223)	—
Conversion adjustment	311	42	(49)
Discontinued operations	(4)	(349)	—

Final balance	286,403	250,053	250,282

In 2017, the sale of investments referred to the purchase-sale contract subscribed by the subsidiary VIVA GyM S.A. for the total of shares (representing 22.5%) of the associate Promocion Inmobiliaria del Sur S.A. The sale price was agreed in US$25 million (equivalent to S/81 million), which was fully paid.

During 2016, cash contributions were mainly made to Gasoducto Sur Peruano S.A. and Concesionaria Chavimochic amounting to S/373.9 million and S/15.7 million, respectively.

In 2016 the Group obtained dividends mainly from Bechtel Vial y Vives and Promocion Inmobiliaria del Sur S.A. amounting to S/6.3 million and S/3.8 million, respectively.

In 2016, the Group included an impairment provision of GSP for S/593.1 million (US$176.49 million).

b)	Investment in Joint Ventures

Set out below are the joint ventures of the Group as of December 31:

				Carrying amount
	Class	Interest in capital		At December 31,
Entity	of share	2017	2018	2017	2018
		%	%
Sistemas SEC	Common	49.00	—	10,112	—
Logistica Químicos del Sur S.A.C.	Common	50.00	50.00	7,343	7,230
G.S.J.V. SCC	Common	50.00	50.00	878	—
Constructora SK-VyV Ltda.	Common	50.00	50.00	49	34
Others		—	—	236	219

				18,618	7,483

i)	Tecgas N.V.

This entity provides operation and maintenance services for hydrocarbon pipelines and related activities, it concentrates its activities substantially in fulfilling the obligations arising from the operation and maintenance of the pipeline gas transport system related to the concession contract for Gas Concession Peru S.A.A. (TGP, its main client). In April 2017, the Company entered into a purchase-sale contract for all of its shares (representing 51%) in the investment in a joint venture with Compañia Operadora del Gas del Amazonas S.A.C. (COGA). The sale price was agreed at US$21.5 million (equivalent to S/69.8), which is fully paid.

ii)	Sistemas SEC

The company’s activities include the renovation and automation of the electrical system and signaling of railways and communications within the Santiago - Chillan - Bulnes - Caravans and Conception areas. The contract was awarded in 2005 for a period of 16 years. In December 2018, the SEC contract was transferred to Engie S.A. as part of the CAM Group investment sale (Note 37).

The following table shows the financial information of the principal joint ventures:

Summarized financial information for joint ventures

	Logistica Quimicos del Sur S.A.C.
	At December, 31
Entity	2017	2018
Current
Cash and cash equivalents	2,076	1,520
Other current assets	1,652	1,549

Total current assets	3,728	3,069

Other current liabilities	(3,104)	(3,513)

Total current liabilities	(3,104)	(3,513)

Non-current
Total non-current assets	39,327	37,349

Net assets	14,267	14,904

Revenues	10,750	11,399
Depreciation and amortization	(2,039)	(2,313)
Interest expense	(675)	(668)

Profit from continuing operations	4,988	4,698
Income tax expense	(1,614)	(1,482)

Profit from continuing operations after income tax	3,374	3,216

Other comprehensive income	—	—

Total comprehensive income	3,374	3,216

The movement of the investments in joint ventures was as follows:

	2016	2,017	2,018
Opening balance	146,303	103,356	18,618
Equity interest in results	(5,269)	6,039	1,599
Debt capitalization	8,308	—	—
Contributions received	6,889	—	—
Transfer to Adexus from acquisition of control	(35,870)	—	—
Disposal of Investment	—	(88,556)	(10,112)
Dividends received	(17,843)	(3,758)	(1,823)
Conversion adjustment	2,276	334	79
Write-off of Investment	(1,798)	—	(878)
Discontinued operations	360	1,203	—

Final balance	103,356	18,618	7,483

In 2018, 2017 and 2016 the following significant movements were carried out:

•

The Group obtained dividends in 2018 from Logistica Quimicos del Sur S.A. for S/1.8 million (from Consorcio Sistemas SEC for S/1 million and from Logistica Quimicos del Sur S.A. for S/2.8 million in 2017 and S/13.1 million and S/3.3 million from G.S.J.V. in 2016).

•

On April 24, 2017, the Company signed a purchase-sale agreement for their total capital stock (representing 51%) held in their joint venture with Compañia Operadora de Gas del Amazonas S.A.C. (COGA). The selling price was agreed at US$21.5 million (equivalent to S/69.8 million), which was fully paid.

•

In February 2016 the Group acquired 8% of additional interest by capitalizing debt for S/8.3 million. In August 2016, the Group obtained control over Adexus S.A. The balance of the investment at that date was transferred to investments in subsidiaries for S/35.9 million. From that date, the Company consolidated the financial statements of Adexus S.A. (Note 33-a).